Consolidated Statement Of Stockholders' Equity (USD $) In Millions, unless otherwise specified		Total	Common Stock [Member]	Other Paid-In Capital [Member]	Retained Earnings [Member]	Derivative Financial Instruments [Member]	Deferred Retirement Benefit Costs [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total Ameren Corporation Stockholders' Equity [Member]
Beginning of year at Dec. 31, 2009			$ 2	$ 5,412	$ 2,455	$ 10	$ (23)		$ 204
Beginning of year (shares) at Dec. 31, 2009		237.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (value)				80
Shares issued (number of shares)		3.0
Stock-based compensation activity				14
Regulatory recovery of prior-period common stock issuance costs				14
Net income (loss) attributable to Ameren Corporation		139			139
Dividends					368
Other					(1)
Change in derivative financial instruments						(10)
Change in deferred retirement benefit costs		(10)					6
Net income attributable to noncontrolling interest holder									12
Dividends paid to noncontrolling interest holders									8
Redemptions of preferred stock									(52)
Other									(2)
Total stockholders' equity										7,730
Stockholders' equity, end of year at Dec. 31, 2010										7,730
End of year at Dec. 31, 2010		7,884	2	5,520	2,225		(17)	(17)	154
End of year (shares) at Dec. 31, 2010		240.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (value)				65
Shares issued (number of shares)		2.2
Stock-based compensation activity				13
Regulatory recovery of prior-period common stock issuance costs
Net income (loss) attributable to Ameren Corporation		519			519
Dividends					375
Other
Change in derivative financial instruments						7
Change in deferred retirement benefit costs		19					(40)
Net income attributable to noncontrolling interest holder									7
Dividends paid to noncontrolling interest holders									6
Redemptions of preferred stock
Other									(6)
Total stockholders' equity		7,919								7,919
Stockholders' equity, end of year at Dec. 31, 2011		7,919								7,919
End of year at Dec. 31, 2011		8,068	2	5,598	2,369	7	(57)	(50)	149
End of year (shares) at Dec. 31, 2011		242.6
Beginning of year at Sep. 30, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Ameren Corporation	[1]	25
Total stockholders' equity		7,919								7,919
Stockholders' equity, end of year at Dec. 31, 2011		7,919								7,919
End of year at Dec. 31, 2011		8,068	2	5,598	2,369	7	(57)	(50)	149
End of year (shares) at Dec. 31, 2011		242.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (value)
Shares issued (number of shares)
Stock-based compensation activity				18
Regulatory recovery of prior-period common stock issuance costs
Net income (loss) attributable to Ameren Corporation		(974)			(974)
Dividends					389
Other
Change in derivative financial instruments						18
Change in deferred retirement benefit costs		8					24
Net income attributable to noncontrolling interest holder
Dividends paid to noncontrolling interest holders									6
Redemptions of preferred stock
Other									8
Total stockholders' equity		6,616								6,616
Stockholders' equity, end of year at Dec. 31, 2012		6,616								6,616
End of year at Dec. 31, 2012		6,767	2	5,616	1,006	25	(33)	(8)	151
End of year (shares) at Dec. 31, 2012		242.6
Beginning of year at Sep. 30, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Ameren Corporation	[1]	(1,156)
Total stockholders' equity		6,616								6,616
Stockholders' equity, end of year at Dec. 31, 2012		6,616								6,616
End of year at Dec. 31, 2012		$ 6,767						$ (8)
End of year (shares) at Dec. 31, 2012		242.6

[1]	The sum of quarterly amounts, including per share amounts, may not equal amounts reported for year-to-date periods. This is due to the effects of rounding and changes in the number of weighted-average shares outstanding each period.